Prepaids and Deposits	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Prepaids and Deposits [Abstract]
Prepaids and Deposits
5.	Prepaids and Deposits

As of September 30, 2024, and December 31, 2023, prepaid and deposits consisted of the following:

	September 30, 2024	December 31, 2023
Prepaid expenses	$651,984	$957,645
Deposits	135,864	113,893
	$787,848	$1,071,538

Prepaids and deposits - current	787,848	1,060,765
Deposits- non-current	-	10,773

As of December 31, 2023, the security deposit on the Company’s long-term lease in the amount of $10,773 is classified as a non-current deposit on the balance sheet. As this lease term is expected to end in May 2025, this non-current deposit is classified as current on the balance sheet as at September 30, 2024.

5.	Prepaids and Deposits

As of December 31, 2023 and 2022, prepaid and deposits consisted of the following:

	December 31, 2023	December 31, 2022
Prepaid expenses	$957,645	$89,819
Deposits	113,893	24,376
Deferred share issuance and listing expense	-	50,000
	$1,071,538	$164,195

Prepaids and deposits - current	1,060,765	153,422
Deposits- non-current	10,773	10,773

As of December 31, 2023 and 2022, the security deposit on the Company’s long term lease in the amount of $10,773 and $10,773, respectively, is classified as a non-current deposit on the balance sheet.